Derivative instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative instruments
Derivative assets	$ 0	$ 76,513
Minimum
Derivative instruments
Percentage of expected oil and natural gas production hedged	50.00%
Period for which the expected oil and natural gas production is hedged	12 months
Maximum
Derivative instruments
Percentage of expected oil and natural gas production hedged	75.00%
Period for which the expected oil and natural gas production is hedged	24 months